Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 89.2	$ 97.0
Basis difference in fixed assets	0.9	0.3
Deferred compensation	12.7	11.7
Lease liability	13.8	0.0
Sec. 163(j) carryforward	39.6	15.9
Insurance claims and reserves	166.1	163.6
Value of insurance business acquired ("VOBA")	48.5	53.8
Deferred acquisition costs	16.7	13.4
Other deferred tax assets	14.0	11.7
Total deferred tax assets	401.5	367.4
Valuation allowance	(80.8)	(87.0)
Total net deferred tax assets	320.7	280.4
Deferred Tax Liabilities, Gross [Abstract]
Basis difference in intangibles	(19.0)	(20.9)
Basis difference in fixed assets	(24.8)	(17.0)
Insurance company investments	(335.0)	(264.2)
Right of use assets	(12.8)	0.0
Other deferred tax liabilities	(10.1)	(6.5)
Total deferred tax liabilities	(401.7)	(308.6)
Net deferred tax liabilities	$ (81.0)	$ (28.2)